UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, LLC.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		January 27, 2009


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		45

Form 13F Information Table Value Total:		$ 344,622,088

















List of Other Included Managers:			None
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   FORM 13F INFORMATION TABLE



            Column 1              Column 2   Column 3    Column 4  Column 5          Column 6   Column 7  Column8

                                                           VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASCUSIP       (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ALLETE                          Common       018522300       14,321  443,800sh         sole                431,900
AMERIS BANCORP                  Common       03076K108       13,1531,109,931sh         sole              1,070,363
AMETEK INC                      Common       031100100       13,097  433,533sh         sole                420,557
ASTORIA FINANCIAL CORP          Common       046265104       13,907  843,856sh         sole                817,397
BENJAMIN FRANKLIN BANCORP INC.  Common       082073107          224   15,000sh         sole                 15,000
CAMBRIDGE BANCORP               Common       132152109          668   25,782sh         sole                 25,782
COLONY BANKCORP INC.            Common       19623P101        3,614  450,387sh         sole                429,236
COMMUNITY CAPITAL CORP.         Common       20363C102           59    8,050sh         sole                  8,050
COMMUNITY FINANCIAL CORPORATION Common       20365L100           92   23,936sh         sole                 23,936
DANVERS BANCORP INC.            Common       236442109          267   20,000sh         sole                 20,000
FPL GROUP INC.                  Common       302571104       13,841  275,003sh         sole                262,240
GENERAL DYNAMICS CORP.          Common       369550108       11,571  200,920sh         sole                193,938
HEALTH NET INC COM              Common       42222G108       10,613  974,600sh         sole                950,100
INTERNATIONAL BANCSHARES CORP   Common       459044103       16,736  766,650sh         sole                751,422
MAC-GRAY CORP                   Common       554153106        9,1441,456,058sh         sole              1,395,656
MARATHON OIL CORP               Common       565849106        9,145  334,258sh         sole                317,496
NEW ENGLAND BANCSHARES, INC.    Common       643863202          120   15,000sh         sole                 15,000
NORTHRIM BANCORP INC.           Common       666762109          349   33,957sh         sole                 33,957
PEOPLES BANCORP INC             Common       709789101          418   21,850sh         sole                 21,850
PRAXAIR INC.                    Common       74005P104       13,945  234,918sh         sole                227,060
SOUND FINANCIAL INC             Common       83607Y108          142   20,000sh         sole                 20,000
SOUTHWEST BANCORP INC.          Common       844767103       16,4451,268,936sh         sole              1,235,377
SOVEREIGN BANCORP INC           Common       845905108        6,1002,047,056sh         sole              1,984,060
STEWART INFORMATION SERVICES    Common       860372101       14,318  609,539sh         sole                586,660
THE CHUBB CORPORATION           Common       171232101       15,313  300,250sh         sole                290,700
TORO CO                         Common       891092108       15,463  468,577sh         sole                453,665
UNITEDHEALTH GROUP INC          Common       91324P102       14,421  542,131sh         sole                521,277
VERIZON COMMUNICATIONS          Common       92343V104       12,866  379,532sh         sole                360,524
WEBSTER FINANCIAL CORP - CT     Common       947890109       10,745  779,748sh         sole                759,687
WELLPOINT INC (NEW)             Common       94973V107       13,242  314,303sh         sole                297,164
WESCO INTERNATIONAL INC         Common       95082P105       10,240  532,511sh         sole                513,199
144A KRBL LIMITED DERIVATIVE    Derivative   46632N702          312  239,000sh         sole                239,000
144A LIC HOUSING FINANCE DERIVATDerivative   US46627U737        380   80,300sh         sole                 80,300
144A NIIT TECHNOLOGIES DERIVATIVDerivative   46627U125          411  284,200sh         sole                284,200
144A SOUTH INDIAN BANK LIMITED DDerivative   US46632N124        375  321,100sh         sole                321,100
144A USHA MARTIN LTD            Derivative   US46632N140        193  338,500sh         sole                338,500
AUTOLIV INC.                    ADR          052800109       22,9411,069,003sh         sole                916,310
BHP BILLITON LTD - SPON ADR (AU)Spsrd ADR    088606108        9,291  216,585sh         sole                201,373
BHP BILLITON PLC - ADR (UK)     ADR          05545E209       16,118  417,778sh         sole                255,428
METHANEX CORPORATION (US SHARES)ADR          59151K108          136   12,100sh         sole                  5,950
SAMSUNG ELECTRONICS COMMON-GDR  GDR          796050888        9,164   52,368sh         sole                 23,371
SAMSUNG ELECTRONICS PFD N/V-GDR GDR          796050201           53      500sh         sole                    500
SK TELECOM CO LTD ADR           ADR          78440P108         9653  530,962sh         sole                198,035
ISHARES MSCI EAFE SMALL CAP     Exchange Fund464288273          501   19,500sh         sole                 19,500
SPDR S&P INTL SMALL CAP         Exchange Fund78463X871          514   27,600sh         sole                 27,600
























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